Income Taxes - Reconciliation of Differences between United States Statutory Federal Income Tax Rate and Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Tax computed at the federal statutory rate	21.00%	21.00%
State income taxes, net of federal benefits	5.10%	1.90%
Nondeductible expenses	(0.10%)	(0.40%)
Stock-based compensation	(2.20%)	(9.50%)
Deferred tax adjustments	(57.00%)
Change in valuation allowance	33.20%	(13.00%)